(John Hancock Money Market Fund)
INVESTMENT OBJECTIVE
To seek the maximum current income that is consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about eligibility for waivers of the contingent deferred sales charges applicable to Class B and Class C shares is available from your financial representative and on page 14 of the prospectus under "CDSC waivers" or pages 42 to 44 of the fund's Statement of Additional Information under "Waiver of contingent deferred sales charge."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Money Market Fund) - USD ($)	Class A	Class B	Class C
Maximum front-end sales charge (load)	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	$ 20	$ 20	$ 20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Money Market Fund)		Class A		Class B	Class C
Management fee		0.50%		0.50%	0.50%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%	1.00%
Other expenses		0.23%		0.23%	0.23%
Total annual fund operating expenses		0.98%		1.73%	1.73%
Contractual expense reimbursement	[1]	(0.20%)	[2]	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursements		0.78%		1.63%	1.63%
[1]	The advisor has contractually agreed to limit the maximum annual rate of its management fee to 0.40% of the fund's average daily net assets. The current expense limitation agreement expires on July 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A shares. The current waiver agreement expires on July 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock Money Market Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	80	292	522	1,183
Class B	666	835	1,129	1,834
Class C	266	535	929	2,033

Kept
Expense Example, No Redemption - (John Hancock Money Market Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	166	535	929	1,834
Class C	166	535	929	2,033

PRINCIPAL INVESTMENT STRATEGIES

The fund invests only in U.S. dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

  U.S. and foreign companies;

  U.S. and foreign banks;

  U.S. and foreign governments;

  U.S. agencies, states, and municipalities; and

  international organizations such as the World Bank and the International Monetary Fund.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Unlike the fund's dollar-weighted average maturity, the fund's dollar-weighted average life is calculated without reference to the reset dates of variable rate debt obligations held by the fund. The fund does not invest in securities with remaining maturities of more than 13 months (in the case of securities in the highest rating category for short-term debt obligations assigned by nationally recognized statistical rating organizations (or unrated equivalents)) or 45 days (in the case of securities in the second-highest rating category (or unrated equivalents)) (second tier securities). The fund may not invest more than 3% of its total assets in second tier securities or more than 0.50% of its total assets in second tier securities of a single issuer.

The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund.

In managing the fund, the subadvisor searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The subadvisor tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

PRINCIPAL RISKS

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Many factors influence a mutual fund's performance.

On July 23, 2014, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds are structured and operated. Money market funds must comply with the rule amendments in various stages until the final compliance date of October 14, 2016. As of the date of this prospectus, although the fund has amended its procedures to comply with certain new disclosure requirements, the fund has not undertaken to make any substantial changes in its structure or operations in connection with the rule amendments. The precise nature of the effect that such amendments will have on the fund's structure and operations has not yet been determined.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to adverse political and economic developments.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. An impairment of the fund's ability to sell portfolio securities at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or marketability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

PAST PERFORMANCE

Calendar year and average annual total returns. The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday, between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern time. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

CALENDAR YEAR TOTAL RETURNS—CLASS A (%)

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 0.00%. Best quarter: Q3 '07, 1.15% Worst quarter: Q2 '14, 0.00%
AVERAGE ANNUAL TOTAL RETURNS—12/31/14 (%)
Average Annual Total Returns - (John Hancock Money Market Fund)	1 Year	5 Years	10 Years
Class A	0.01%	none	1.30%
Class B	(4.99%)	(0.20%)	0.97%
Class C	(0.99%)	none	0.97%

YIELD INFORMATION For the fund's 7-day effective yield, call 800-225-5291.